CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Total	Preferred Stock Series C [Member]	Preferred Stock Series C1 [Member]	Preferred Stock Series C2 [Member]	Preferred Stock Series D [Member]	Preferred Stock Series E [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Preferred Stock Series F [Member]	Preferred Stock Series F-2 [Member]	Preferred Stock Series G [Member]
Balance, shares at Dec. 31, 2018			1,000	3,000			2,669,000
Balance, amount at Dec. 31, 2018	$ (15,824,000)	$ 105,000	$ 170,000	$ 531,000	$ 0	$ 0	$ 2,877,000	$ 118,259,000	$ (132,000)	$ (137,634,000)
Shares in transit	692,000	0	0	0	0	0	$ 0	692,000	0	0
Conversion of debt into common stock, shares							650,000
Conversion of debt into common stock, amount	33,000	0	0	0	0	0	$ 517,000	(484,000)	0	0
Beneficial conversion feature of convertible debt	77,000	0	0	0	0	0	0	77,000	0	0
Stock-based compensation	8,000	0	0	0	0	0	0	8,000	0	0
Net loss	$ (1,921,000)	0	$ 0	$ 0	0	0	$ 0	0	0	(1,921,000)
Balance, shares at Dec. 31, 2019	3,319,469		1,000	3,000			3,319,000
Balance, amount at Dec. 31, 2019	$ (16,935,000)	105,000	$ 170,000	$ 531,000	0	0	$ 3,394,000	118,552,000	(132,000)	(139,555,000)	$ 0	$ 0	$ 0
Conversion of debt into common stock, shares							7,957,000
Conversion of debt into common stock, amount	2,700,000						$ 8,000	2,692,000	0	0		0	0
Net loss	(4,020,000)	0	0	0	0	0	$ 0	0	0	(4,049,000)	0	0	0
Issuance of common stock for manufacturing agreements, shares							13,000
Issuance of common stock for manufacturing agreements, amount	0						$ 0	0	0	0		0	0
Accrued preferred dividends	0	0	0	0	$ 0	$ 0	0	0	0	0	0	0	0
Issuance of preferred stock in financing	1,616,000						$ 0	487,000	0	0		0	0
Issuance of preferred stock in financing, shares					1,000	1,000
Issuance of preferred stock in financing, amount		0	0	0	$ 276,000	$ 853,000					0
Conversion of debt into common stock		0	0	0	0	0					0
Issuance of common stock in financing, shares							1,476,000
Issuance of common stock in financing		0	0	0	0	0					0
Issuance of common stock in financing, amount	178,000						$ 1,000	177,000	0	0		0	0
Issuance of warrants in financing	67,000	0	0	0	0	0	$ 0	67,000	0	0	0	0	0
Issuance of common stock for manufacturing agreements		0	$ 0	$ 0	$ 0	$ 0					0
Balance, shares at Jun. 30, 2020			1,000	3,000	1,000	1,000	12,765,000
Balance, amount at Jun. 30, 2020	$ (16,423,000)	105,000	$ 170,000	$ 531,000	$ 276,000	$ 853,000	$ 3,403,000	121,975,000	(132,000)	(143,604,000)	0	0	0
Balance, shares at Dec. 31, 2019	3,319,469		1,000	3,000			3,319,000
Balance, amount at Dec. 31, 2019	$ (16,935,000)	105,000	$ 170,000	$ 531,000	0	0	$ 3,394,000	118,552,000	(132,000)	(139,555,000)	0	0	0
Beneficial conversion feature of convertible debt	82,000	0	0	0	0	0	0	82,000	0	0
Stock-based compensation	310,000	0	0	0	0	0	0	310,000	0	0
Net loss	(279,000)	0	0	0	$ 0	0	$ 0	0	0	(279,000)
Series D preferred offering, shares					1,000		1,526,000
Series D preferred offering, amount	737,000	0	0	0	$ 276,000	$ 0	$ 1,000	460,000	0	0
Series E preferred offering, shares						2,000
Series E preferred offering, amount	1,639,000	0	0	0	0	$ 1,639,000	$ 0	0	0	0
Conversion of debt into common stock - exchange agreements, shares							7,957,000
Conversion of debt into common stock - exchange agreements, amount	2,879,000	0	0	0	0	0	$ 8,000	2,871,000	0	0
Conversion of debt into common stock - convertible debt, shares							175,000
Conversion of debt into common stock - convertible debt, amount	50,000	0	0	0	0	0	$ 0	50,000	0	0
Issuance of common stock for manufacturing agreements, shares							12,000
Issuance of common stock for manufacturing agreements, amount	0	0	0	0	0	0	$ 0	0	0	0
Issuance of common stock for payment of Series D preferred dividends, shares							149,000
Issuance of common stock for payment of Series D preferred dividends, amount	40,000	0	0	0	0	0	$ 0	40,000	0	0
Warrants exchanged for fixed price warrants	117,000	0	0	0	0	0	0	117,000	0	0
Adjustment to warrant liability for adoption of ASU 2017-11	627,000	0	0	0	0	0	0	627,000	0	0
Accrued preferred dividends	$ (122,000)	0	$ 0	$ 0	$ 0	$ 0	$ 0	0	0	(122,000)
Balance, shares at Dec. 31, 2020	13,138,282		1,000	3,000	1,000	2,000	13,138,000
Balance, amount at Dec. 31, 2020	$ (10,855,000)	105,000	$ 170,000	$ 531,000	$ 276,000	$ 1,639,000	$ 3,403,000	123,109,000	(132,000)	(139,956,000)	0	0	0
Balance, shares at Mar. 31, 2020			1,000	3,000	1,000		11,765,000
Balance, amount at Mar. 31, 2020	(11,345,000)	105,000	$ 170,000	$ 531,000	$ 268,000	0	$ 3,402,000	121,150,000	(132,000)	(136,839,000)	0	0	0
Conversion of debt into common stock, shares							1,000,000
Conversion of debt into common stock, amount	625,000						$ 1,000	624,000	0	0		0	0
Net loss	(6,749,000)	0	0	0	0	$ 0	0	0	0	(6,765,000)	0	0	0
Issuance of preferred stock in financing	1,062,000						$ 0	487,000	0	0		0	0
Issuance of preferred stock in financing, shares						1,000
Issuance of preferred stock in financing, amount		0	0	0	8,000	$ 853,000					0
Conversion of debt into common stock		0	$ 0	$ 0	$ 0	$ 0					0
Balance, shares at Jun. 30, 2020			1,000	3,000	1,000	1,000	12,765,000
Balance, amount at Jun. 30, 2020	$ (16,423,000)	105,000	$ 170,000	$ 531,000	$ 276,000	$ 853,000	$ 3,403,000	121,975,000	(132,000)	(143,604,000)	0	0	0
Balance, shares at Dec. 31, 2020	13,138,282		1,000	3,000	1,000	2,000	13,138,000
Balance, amount at Dec. 31, 2020	$ (10,855,000)	105,000	$ 170,000	$ 531,000	$ 276,000	$ 1,639,000	$ 3,403,000	123,109,000	(132,000)	(139,956,000)	0	0	0
Stock-based compensation	122,000	0	0	0	0	0	0	122,000	0	0	0	0	0
Net loss	(1,694,000)	0	0	0	0	0	$ 0	0	0	(1,694,000)	0	0	0
Issuance of common stock for payment of Series D preferred dividends, shares							61,000
Issuance of common stock for payment of Series D preferred dividends, amount	28,000						$ 0	28,000	0	0		0	0
Accrued preferred dividends	(177,000)	0	0	0	0	0	0	0	0	(177,000)	0	0	0
Series D preferred offering	0	0	0	0	0	0	0	0	0	0	0	0	0
Series E preferred offering	0	0	0	0	0	0	0	0	0	0	$ 0	0	0
Series F preferred offering, shares											1,000
Series F preferred offering, amount		0	0	0	0	0					$ 1,195,000
Series F preferred offering	1,195,000						0	0	0	0		$ 0	0
Series F-2 preferred offering		0	0	0	0	0					0
Series F-2 preferred offering, shares												1,000
Series F-2 preferred offering, amount	404,000						0	0	0	0		$ 404,000	0
Conversion of debt and expenses for Series F-2 preferred stock		0	0	0	0	0					0
Conversion of debt and expenses for Series F-2 preferred stock, shares												2,000
Issuance of warrants to finders		0	0	0	0	0					0
Conversion of debt and expenses for Series F-2 preferred stock, amount	2,559,000						$ 0	0	0	0		$ 2,559,000	0
Series G preferred offering		0	0	0	0	0					0
Issuance of common stock to finders, shares							98,000
Series G redemption		0	0	0	0	0					0
Issuance of common stock to finders, amount	54,000						$ 0	54,000	0	0		0	$ 0
Issuance of common stock for payment of Series D preferred dividends		0	0	0	0	0					0
Series G preferred offering, shares													153,000
Series G preferred offering, amount	0						0	0	0	0		0	$ 0
Issuance of warrants to consultants		0	0	0	0	0					0
Series G redemption, shares													(91,000)
Conversion of warrants from liability to equity	1,755,000	0	$ 0	$ 0	$ 0	$ 0	0	1,755,000	0	0	$ 0	0	$ 0
Series G redemption, amount	0						0	0	0	0		0	0
Issuance of warrants to consultants	$ 1,285,000						$ 0	1,285,000	0	0		$ 0	$ 0
Balance, shares at Jun. 30, 2021	13,296,880		1,000	3,000	1,000	2,000	13,297,000				1,000	3,000	62,000
Balance, amount at Jun. 30, 2021	$ (5,324,000)	105,000	$ 170,000	$ 531,000	$ 276,000	$ 1,639,000	$ 3,403,000	126,353,000	(132,000)	(141,827,000)	$ 1,195,000	$ 2,963,000	$ 0
Balance, shares at Mar. 31, 2021	13,180,417		1,000	3,000	1,000	2,000					1,000
Balance, amount at Mar. 31, 2021		105,000	$ 170,000	$ 531,000	$ 276,000	$ 1,639,000					$ 1,195,000
Stock-based compensation	$ 60,000	0	0	0	0	0	0	60,000	0	0	0	0	0
Net loss	(1,034,000)	0	0	0	0	0	$ 0	0	0	(1,034,000)	0	0	0
Issuance of common stock for payment of Series D preferred dividends, shares							19,000
Issuance of common stock for payment of Series D preferred dividends, amount	14,000						$ 0	14,000	0	0		0	0
Accrued preferred dividends	(125,000)	0	0	0	0	0	0	0	0	(125,000)	0	0	0
Series D preferred offering	0	0	0	0	0	0	0	0	0	0	0	0	0
Series E preferred offering	0	0	0	0	0	0	0	0	0	0	0	0	0
Series F-2 preferred offering	404,000	0	0	0	0	0	0	0	0	0	0	$ 404,000	0
Conversion of debt and expenses for Series F-2 preferred stock		0	0	0	0	0					0
Conversion of debt and expenses for Series F-2 preferred stock, shares												3,000
Issuance of warrants to finders		0	0	0	0	0					0
Conversion of debt and expenses for Series F-2 preferred stock, amount	2,559,000						0	0	0	0		$ 2,559,000	0
Series G preferred offering	0	0	0	0	0	0	$ 0	0	0	0	0	0	0
Issuance of common stock to finders, shares							98,000
Series G redemption		0	0	0	0	0					0
Issuance of common stock to finders, amount	54,000						$ 0	54,000	0	0		0	$ 0
Issuance of common stock for payment of Series D preferred dividends		0	0	0	0	0					0
Series G redemption, shares													(91,000)
Conversion of warrants from liability to equity	0	0	0	0	0	0	0	0	0	0	0	0	$ 0
Series G redemption, amount	0						0	0	0	0		0	0
Issuance of warrants to consultants	$ 736,000	0	$ 0	$ 0	$ 0	$ 0	$ 0	736,000	0	0	$ 0	$ 0	$ 0
Balance, shares at Jun. 30, 2021	13,296,880		1,000	3,000	1,000	2,000	13,297,000				1,000	3,000	62,000
Balance, amount at Jun. 30, 2021	$ (5,324,000)	$ 105,000	$ 170,000	$ 531,000	$ 276,000	$ 1,639,000	$ 3,403,000	$ 126,353,000	$ (132,000)	$ (141,827,000)	$ 1,195,000	$ 2,963,000	$ 0